Stock Based Compensation Plans	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation Plans

Note 9. Stock Based Compensation Plans:

Equity Incentive Plan

The Company's equity incentive plan provides for the grant of stock options to purchase up to a maximum of 9,939,500 of the Company’s Class A common shares. As of September 30, 2024, there were 1,463,607 options available for grant. In May 2024, the company’s Board of Directors approved an amendment to the Plan whereby, among other things, the number of Class A common shares of the Company available to be granted under the Plan will be increased to 14,932,307. The amendment is still subject to approval of the TSX Venture Exchange and shareholders of the Company. Grants are made for terms of up to ten years with vesting periods as required by the TSX Venture Exchange and as may be determined by the Board or a committee of the Board established pursuant to the equity incentive plan.

Stock option transactions for the nine months ended September 30, 2024 and 2023 are as follows:

	2024		2023
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,722,392	$ 2.04	7,578,393	$ 2.03
Options granted	940,000	4.24	-	-
Options exercised	(422,500)	2.18	(1,001)	-
Options cancelled	(187,500)	1.28	-	-
Options outstanding - end of period	8,052,392	$ 2.27	7,577,392	$ 2.03

Options exercisable - end of period	7,552,392	$ 2.09	7,577,392	$ 2.03

The following table relates to stock options at September 30, 2024:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	243,999	$1.04	$ 140,759	8.08	243,999	$1.04	$ 140,759	8.08
$1.60 - $1.60	2,863,750	$1.60	57,275	7.01	2,863,750	$1.60	57,275	7.01
$1.61 - $1.93	435,000	$1.77	500	5.03	435,000	$1.77	500	5.03
$2.39 - $2.52	3,389,643	$2.40	0	2.67	3,389,643	$2.40	0	2.67
$3.15 - $3.28	570,000	$3.21	0	4.55	570,000	$3.21	0	4.55
$4.48 - $5.00	550,000	$4.95	0	5.06	50,000	$4.48	0	9.70
$0.99 - $5.00	8,052,392	$2.27	$198,534	4.80	7,552,392	$2.09	$198,534	4.81

During the nine months ended September 30, 2024, the Company granted 940,000 stock options. Additionally, the Company granted 2,500,000 conditional stock options, which are still subject to approval of the TSX Venture Exchange and the Company’s shareholders and therefore not included in the table above. The Company recorded non-cash compensation during the three months ended September 30, 2024 and 2023 of $135,987 and nil, respectively, for stock options granted during those periods. The Company recorded non-cash compensation during the nine months ended September 30, 2024 and 2023 of $603,098 and nil, respectively, for stock options granted during those periods.

The weighted average fair value of the options granted in 2024, exclusive of the conditional stock options, was calculated as $0.58. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

Risk free interest rate	4.92%
Expected term	1.5 years
Expected volatility	45%
Dividend yield	0

The risk free interest rate is based on the US Treasury rate on the date of grant for a period equal to the expected term of the option. The expected term is based on historical exercise experience and projected post-vesting behavior. The expected volatility is based on historical volatility of our common stock over a period equal to the expected term of the option.

Change of Control Agreements

The Company maintains change of control agreements with certain officers and a consultant. A Change of Control is generally defined as one or more of the following: the acquisition by any individual, entity or group, of beneficial ownership of 25 percent of the voting power of the Company’s outstanding Common Shares; a change in the composition of the Board that causes less than a majority of the current directors of the Board to be members of the incoming board; reorganization, merger or consolidation or sale or other disposition of all or substantially all of the assets of the Company; liquidation or dissolution of the Company; or any other event the Board reasonably determines constitutes a Change of Control. As of September 30, 2024, the amount payable to participants under the change of control agreements, in the event of a Change of Control, was approximately $3.3 million, which has not been recognized herein as no event of a change of control has been triggered as of the date of this report.

Senior Management Employment Agreements

In the fourth quarter of 2021, the Company and certain members of senior management entered into employment agreements as part of a three-year cost reduction program. The plan provides for the reduction of cash compensation and the payment of an incentive bonus upon the achievement of specific objectives related to the development of the Company’s business and prospects in Venezuela within certain time frames. As of September 30, 2024, the estimated maximum amount payable under the plan in the event of the achievement of the specific objectives was approximately $1.0 million. This amount has not been recognized herein and will only be recognized when, in management’s judgment, it is probable the specific objectives will be achieved. The plan also provides for severance payments upon the occurrence of certain events resulting in termination of employment. As of December 31, 2023, the Company had accrued a liability for a severance payment of approximately $0.7 million. This amount was included in general and administrative expense for the year ended December 31, 2023 and was paid during the first quarter of 2024.